---------------------------
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                                                    ---------------------------
                                                    OMB Number 3235-0570
                                                    Expires:  September 30,
                                                    2007
                                                    Estimated average burden
                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number :       811-10301
                                    ----------------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-305-921-8100
                                                     --------------

Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  May 31, 2007
                           ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                                                                    MAY 31, 2007

                                                                       UNAUDITED

                              Ashport Mutual Funds
                                Table of Contents
                                  May 31, 2007
                                    UNAUDITED

CONTENTS

                                                                        Page
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

         Schedules of Investments                                       1 - 3

         Statements of Assets and Liabilities                             4

         Statements of Operations                                         5

         Statements of Changes in Net Assets                            6 - 7

         Financial Highlights                                           8 - 13

         Notes to Financial Statements                                 14 - 20

         The Trustees of Your Fund                                       21

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

-------------------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
-------------------------------------------

Ashport Large Cap Fund
Schedule of Investments
May 31, 2007
UNAUDITED

                                                                                                    Percentage
Common Stocks - 96.15%                                                 Shares        Value        of Net Assets
                                                                    -----------   -----------    ---------------
Capital Goods
3M CO COM                                                                 619     $    54,447               3.78%
BOEING CO COM                                                             440          44,260               3.07%
CATERPILLAR INC                                                           521          40,940               2.84%
DANAHER CORP                                                              805          59,168               4.11%
GENERAL ELECTRIC CO COM                                                 1,121          42,127               2.92%
UNITED TECHNOLOGIES CORP DEL COM                                          800          56,440               3.92%
                                                                                  -----------    ---------------
                                                                                      297,382              20.65%
                                                                                  -----------    ---------------
Communication Services
GARMIN LTD COM                                                            490          31,522               2.19%
                                                                                  -----------    ---------------
                                                                                       31,522               2.19%
                                                                                  -----------    ---------------
Consumer-Cyclical
KOHLS CORPORATION (a)                                                     360          27,115               1.88%
LOWES COS INC                                                             846          27,766               1.93%
WAL MART STORES INC                                                       800          38,080               2.64%
                                                                                  -----------    ---------------
                                                                                       92,961               6.45%
                                                                                  -----------    ---------------
Consumer Staples
STARBUCKS CORP COM (a)                                                  1,300          37,453               2.60%
WALGREEN CO                                                             1,192          53,795               3.73%
WALT DISNEY COMPANY HOLDING CO                                          1,700          60,248               4.18%
                                                                                  -----------    ---------------
                                                                                      151,496              10.52%
                                                                                  -----------    ---------------
Energy
SUNOCO INC COM                                                            515          41,051               2.85%
                                                                                  -----------    ---------------
                                                                                       41,051               2.85%
                                                                                  -----------    ---------------
Financials
CITIGROUP INC COM                                                         920          50,131               3.48%
JP MORGAN CHASE & CO COM                                                1,300          67,379               4.68%
LEHMAN BROTHERS HOLDINGS INC COMMON                                       540          39,625               2.75%
MERRILL LYNCH & CO INC                                                    474          43,954               3.05%
MORGAN STANLEY COM                                                        400          34,016               2.36%
T ROWE PRICE GROUP INC COM                                                964          49,501               3.44%
                                                                                  -----------    ---------------
                                                                                      284,606              19.76%
                                                                                  -----------    ---------------
Health Care
GILEAD SCIENCES INC (a)                                                   585          48,420               3.36%
PFIZER INC COM                                                          1,150          31,614               2.19%
ST JUDE MEDICAL INC COM (a)                                               760          32,444               2.25%
STRYKER CORP                                                              900          60,579               4.21%
WYETH                                                                     985          56,972               3.96%
                                                                                  -----------    ---------------
                                                                                      230,030              15.97%
                                                                                  -----------    ---------------
Technology
ADOBE SYSTEMS INC DEL (a)                                               1,300          57,278               3.98%
APPLE INC COM (a)                                                         240          29,086               2.02%
APPLIED MATERIALS INC                                                   2,190          41,829               2.90%
CISCO SYSTEMS INC (a)                                                   1,600          43,072               2.99%
ORACLE CORP COM (a)                                                     2,781          53,896               3.74%
SEAGATE TECHNOLOGY                                                      1,490          30,679               2.13%
                                                                                  -----------    ---------------
                                                                                      255,840              17.77%
                                                                                  -----------    ---------------

TOTAL COMMON STOCKS (Cost $1,205,757)                                               1,384,887              96.15%
                                                                                  -----------    ---------------

Cash Investments -
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (b)        57,394          57,394               3.98%
                                                                                  -----------    ---------------

TOTAL CASH INVESTMENTS (Cost $57,394)                                                  57,394               3.98%
                                                                                  -----------    ---------------

TOTAL INVESTMENTS (Cost $1,263,151) -                                             $ 1,442,281             100.13%
                                                                                  ===========    ===============

Liabilities in excess of other assets-                                                 (1,902)            -0.13%
                                                                                  -----------    ---------------

TOTAL NET ASSETS -                                                                $ 1,440,379             100.00%
                                                                                  ===========    ===============

(a) Non-income producing.

(b) Variable rate yield; the coupon rate shown represents the rate at May 31, 2007.

       Graphical Representation of Top Industry/Sectors as of May 31, 2007
       -------------------------------------------------------------------

Capital Goods                                                            20.65%
Communication Services                                                    2.19%
Consumer-Cyclical                                                         6.45%
Consumer Staples                                                         10.52%
Energy                                                                    2.85%
Financials                                                               19.76%
Health Care                                                              15.97%
Technology                                                               17.77%
Cash Investments                                                          3.98%
Liabilities In Excess of other Assets                                    -0.13%
                                                                       --------
Total                                                                   100.00%

                              [PIE CHART OMITTED]

Ashport Small/Mid Cap Fund
Schedule of Investments
May 31, 2007
UNAUDITED

                                                                                                Percentage
Common Stocks - 92.44%                                                Shares       Value      of Net Assets
                                                                     ---------  -----------  ---------------
Basic Materials
CLEVELAND CLIFFS INC                                                      251   $    22,161             2.32%
HEADWATERS INC COM (a)                                                   1034        20,390             2.14%
                                                                                -----------  ---------------
                                                                                     42,551             4.46%
                                                                                -----------  ---------------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                                        504        27,307             2.87%
CUMMINS ENGINE INC                                                        201        18,940             1.98%
ITT CORP NEW COM                                                          471        31,698             3.32%
JOY GLOBAL INC COM                                                        483        27,352             2.87%
                                                                                -----------  ---------------
                                                                                    105,298            11.02%
                                                                                -----------  ---------------
Communication Services
ROCKWELL COLLINS INC COM                                                  438        30,953             3.24%
                                                                                -----------  ---------------
                                                                                     30,953             3.24%
                                                                                -----------  ---------------
Consumer-Cyclical
COPART INC (a)                                                            822        25,638             2.69%
GUESS INC COM                                                             686        30,321             3.18%
TEMPUR PEDIC INTL INC COM                                                1415        35,884             3.76%
                                                                                -----------  ---------------
                                                                                     91,844             9.62%
                                                                                -----------  ---------------
Consumer Staples
REPUBLIC AWYS HOLDINGS (a)                                               1749        40,874             4.28%
                                                                                -----------  ---------------
                                                                                     40,874             4.28%
                                                                                -----------  ---------------
Energy
CABOT OIL AND GAS CORP COM                                               1194        46,566             4.88%
CORE LABORATORIES NV (a) (b)                                              418        38,427             4.03%
GREY WOLF INC COM (a)                                                    2455        19,444             2.04%
QUESTAR CORP COM                                                          265        28,623             3.00%
                                                                                -----------  ---------------
                                                                                    133,059            13.94%
                                                                                -----------  ---------------
Health Care
AMPHENOL CORP NEW CL A                                                    796        28,481             2.98%
COVANCE INC (a)                                                           477        31,744             3.33%
HUMANA INC (a)                                                            277        17,188             1.80%
IDEXX LABS INC COM (a)                                                    331        29,224             3.06%
                                                                                -----------  ---------------
                                                                                    106,637            11.17%
                                                                                -----------  ---------------
Industrial Services
GRACO INC                                                                 603        24,144             2.53%
KORN / FERRY INTERNATIONAL COM NEW (a)                                   1505        39,145             4.10%
LABOR READY INC NEW (a)                                                  1346        32,304             3.38%
                                                                                -----------  ---------------
                                                                                     95,593            10.01%
                                                                                -----------  ---------------
Industrial Goods
AMETEK INC NEW COM                                                        805        30,381             3.18%
LAMSON & SESSIONS CO (a)                                                  915        25,556             2.68%
LINCOLN ELECTRIC HOLDINGS INC COM                                         418        29,381             3.08%
                                                                                -----------  ---------------
                                                                                     85,318             8.94%
                                                                                -----------  ---------------
Technology
ALLIANT TECHSYSTEMS INC (a)                                               298        30,098             3.15%
AMDOCS LTD SHS (a)                                                        475        18,463             1.93%
BRADY CORPORATION CL A                                                    597        22,173             2.32%
NAVTEQ CORP COM (a)                                                       707        30,281             3.17%
WESTERN DIGITAL CORP DELAWARE (a)                                        1270        23,889             2.50%
                                                                                -----------  ---------------
                                                                                    124,903            13.08%
                                                                                -----------  ---------------
Transportation
EXPEDITORS INTERNATIONAL OF WASHINGTON INC                                583        25,454             2.67%
                                                                                -----------  ---------------
                                                                                     25,454             2.67%
                                                                                -----------  ---------------

                                                                                -----------  ---------------
TOTAL COMMON STOCKS (Cost $740,001)                                                 882,485            92.44%
                                                                                -----------  ---------------

Cash Investments - 7.71%
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (c)        73,589        73,589             7.71%
                                                                                -----------  ---------------

TOTAL CASH INVESTMENTS (Cost $73,589)                                                73,589             7.71%
                                                                                -----------  ---------------

TOTAL INVESTMENTS (Cost $813,590) - 100.14%                                     $   956,074           100.14%
                                                                                ===========  ===============

Liabilities in excess of other assets- -0.14%                                        (1,424)          -0.14%
                                                                                -----------  ---------------

TOTAL NET ASSETS - 100.00%                                                      $   954,650           100.00%
                                                                                ===========  ===============

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at May 31, 2007.

       Graphical Representation of Top Industry/Sectors as of May 31, 2007
       -------------------------------------------------------------------

Basic Materials                                                            4.46%
Capital Goods                                                             11.02%
Communication Services                                                     3.24%
Consumer-Cyclical                                                          9.62%
Consumer Staples                                                           4.28%
Energy                                                                    13.94%
Health Care                                                               11.17%
Industrial Services                                                       10.01%
Industrial Goods                                                           8.94%
Technology                                                                13.08%
Transportation                                                             2.67%
Cash Investments                                                           7.71%
Liabilities In Excess of other Assets                                     -0.14%
                                                                         -------
Total                                                                    100.00%

                              [PIE CHART OMITTED]

Ashport Global Fixed Income Fund
Schedule of Investments
May 31, 2007
UNAUDITED

                                                                   Principal                     Percentage
                                                                     Amount        Value        of Net Assets
                                                                  -----------   -----------    ---------------
Corporate Bonds - 24.03%
AT&T Corp 7.3% Due 11/15/11                                             9,000   $     9,643               2.08%
Citigroup Inc. 5.0% Due 09/15/14                                       20,000        19,263               4.16%
General Motors 7.25% Due 03/02/11                                      20,000        20,388               4.41%
GMAC Smartnote 7.000% Due 10/15/11                                      7,000         6,856               1.48%
Ford Motor Co. 7.000% Due 10/01/13                                     20,000        19,300               4.17%
Hertz Corp 6.25% Due 03/15/09                                          20,000        19,700               4.26%
Raytheon 6.750% Due 8/15/07                                             6,000         6,016               1.30%
Southwestern Electric Power 7.0% Due 9/01/07                           10,000        10,030               2.17%
                                                                                -----------    ---------------

TOTAL CORPORATE BONDS (Cost $112,588)                                               111,196              24.03%
                                                                                -----------    ---------------

Foreign Bonds - 57.93%
Brazil Federal Republic 9.25% Due 10/22/10                             20,000        22,300               4.82%
Colombia 10.0% Due 01/23/12                                            20,000        23,480               5.07%
Costa Rica Republic 8.11% Due 02/01/12                                 20,000        21,580               4.66%
Dominican Republic 9.04% Due 01/23/13                                  20,000        23,050               4.98%
El Salvador Republic 8.5% Due 07/25/11                                 20,000        21,930               4.74%
European Bank 6.25% Due 05/09/18                                       25,000        25,000               5.40%
Fed. Brazil 10.0% Due 08/07/11                                         20,000        23,330               5.04%
Panama Republic 9.625% Due 02/08/11                                    12,000        13,548               2.93%
Peru Republic 9.125% Due 02/21/12                                      20,000        22,620               4.89%
Petrobras 9.125% Due 07/02/12                                          20,000        23,238               5.02%
Republic of Ecuador 12.0% 11/15/12                                      8,160         8,078               1.75%
Republic of Venezuela 5.375% Due 08/07/10                              20,000        19,260               4.16%
Turkey Republic 10.5% Due 01/13/08                                     20,000        20,618               4.46%
                                                                                -----------    ---------------

TOTAL FOREIGN BONDS (Cost $249,757)                                                 268,032              57.93%
                                                                                -----------    ---------------

Cash Investments - 16.44%
US Bank Institutional Trust Cash - Investment Dollars, 5.1% (a)        76,063        76,063              16.44%
                                                                                -----------    ---------------

TOTAL  CASH INVESTMENTS (Cost $76,063)                                               76,063              16.44%
                                                                                -----------    ---------------

TOTAL INVESTMENTS (Cost $438,408) - 98.40%                                      $   455,291              98.40%
                                                                                ===========    ===============

Other assets in excess of liabilities - 1.60%                                         7,381               1.60%
                                                                                -----------    ---------------

TOTAL NET ASSETS - 100.00%                                                      $   462,672             100.00%
                                                                                ===========    ===============

(a) Variable rate yield; the coupon rate shown represents the rate at May 31, 2007.

       Graphical Representation of Top Industry/Sectors as of May 31, 2007
       -------------------------------------------------------------------

Corporate Bonds                                                           24.03%
Foreign Bonds                                                             57.93%
Cash Investments                                                          16.44%
Other Assets in excess of Liabilities                                      1.60%
                                                                         -------
Total                                                                    100.00%

                              [PIE CHART OMITTED]

Ashport Mutual Funds
Statements of Assets and Liabilities
May 31, 2007
UNAUDITED

                                                                        Ashport Large   Ashport Small/Mid      Ashport Global
                                                                          Cap Fund           Cap Fund         Fixed Income Fund
                                                                       --------------   ------------------   ------------------
Assets:
Investments in securities:
   At cost                                                             $    1,263,151   $          813,590   $          438,408
                                                                       ==============   ==================   ==================
   At market value                                                     $    1,442,281   $          956,074   $          455,291

Dividends receivable                                                            1,794                  463                   --
Interest receivable                                                               134                  157                7,987
Prepaid Taxes                                                                      --                  247                  288
                                                                       --------------   ------------------   ------------------
     Total assets                                                           1,444,209              956,941              463,567
                                                                       --------------   ------------------   ------------------

Liabilities:
Accrued adviser fees                                                            1,461                  941                  195
Accrued administration fees                                                       892                  575                  294
Accrued distributor fees                                                        1,477                  775                  406
                                                                       --------------   ------------------   ------------------
     Total liabilities                                                          3,830                2,291                  895
                                                                       --------------   ------------------   ------------------

Net Assets:                                                            $    1,440,379   $          954,650   $          462,672
                                                                       ==============   ==================   ==================

Net Assets consist of:
Paid in capital                                                             1,218,635              794,704              439,390
Undistributed net investment income                                                --                   --                7,399
Accumulated net realized gain (loss) on investments                            42,614               17,462               (1,000)
Net unrealized appreciation (depreciation) on investments                     179,130              142,484               16,883
                                                                       --------------   ------------------   ------------------
                                                                       $    1,440,379   $          954,650   $          462,672
                                                                       ==============   ==================   ==================

Class A: (a)
Net asset value per share and redemption price per share
(698,951 / 68,427, 597,552 / 49,456, 210,186 / 20,504, respectively)   $        10.21   $            12.08   $            10.25
                                                                       ==============   ==================   ==================

Maximum offering price per share (c)
(Net asset value per share / 95.25%, respectively)                     $        10.72   $            12.68   $            10.76
                                                                       ==============   ==================   ==================

Minimum redemption price per share (b)
(Net asset value per share* 98%, respectively)                         $        10.01   $            11.84   $            10.05
                                                                       ==============   ==================   ==================

Class C: (a)
Net asset value per share and redemption price per share
(741,428 / 75,236, 357,098 / 30,376, 252,486 / 24,848, respectively)   $         9.85   $            11.76   $            10.16
                                                                       ==============   ==================   ==================

Maximum offering price per share (d)
(Net asset value per share / 99%, respectively)                        $         9.95   $            11.88   $            10.26
                                                                       ==============   ==================   ==================

Minimum redemption price per share (b)
(Net asset value per share * 98%, respectively)                        $         9.65   $            11.52   $             9.96
                                                                       ==============   ==================   ==================

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.
(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.
(c) Maximuim offering price of 4.75% on Class A shares.
(d) Maximuim offering price of 1.00% on Class C shares.

Ashport Mutual Funds
Statements of Operations
May 31, 2007
UNAUDITED

                                                            Ashport Large      Ashport Small/Mid      Ashport Global
                                                               Cap Fund            Cap Fund          Fixed Income Fund
                                                            --------------    ------------------    ------------------
Investment Income
Dividend income                                             $        3,808    $            2,099    $               --
Interest income                                                      7,506                 1,206                15,592
                                                            --------------    ------------------    ------------------
  Total Income                                                      11,314                 3,305                15,592
                                                            --------------    ------------------    ------------------

Expenses
Investment adviser fee                                               8,452                 5,270                 1,166
Administration expenses                                              5,083                 3,169                 1,737
12b-1 fee, Class A                                                     806                   662                   257
12b-1 fee, Class C                                                   3,528                 1,564                   962
Excise tax expenses                                                    428                   219
                                                            --------------    ------------------    ------------------
  Total Expenses                                                    17,869                11,093                 4,341

                                                            --------------    ------------------    ------------------
Net Investment Income (Loss)                                        (6,555)               (7,788)               11,251
                                                            --------------    ------------------    ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment
securities                                                          57,867                35,189                (1,000)
Change in net unrealized appreciation
(depreciation)
   on investment
securities                                                          56,026               102,313                  (527)
                                                            --------------    ------------------    ------------------

Net realized and unrealized gain on investment securities          113,893               137,502                (1,527)
                                                            --------------    ------------------    ------------------
Net increase in net assets resulting from operations        $      107,338    $          129,714    $            9,724
                                                            ==============    ==================    ==================

Ashport Mutual Funds
Statements of Changes in Net Assets
UNAUDITED

                                                                   Ashport Large                    Ashport Small/Mid
                                                                      Cap Fund                            Cap Fund
                                                        ----------------------------------   ----------------------------------

                                                          Six month                           Six month
                                                         period ended       Year ended       period ended        Year ended
Increase (Decrease) in Net Assets                        May 31, 2007    November 30, 2006   May 31, 2007    November 30, 2006
                                                        -------------   ------------------   -------------   ------------------
Operations:
  Net investment loss                                   $      (6,555)  $           (8,029)  $      (7,788)  $          (11,603)
  Net realized gain (loss) on investment securities            57,867               18,188          35,189               (3,649)
  Change in net unrealized appreciation (depreciation)         56,026              147,782         102,313               74,632
                                                        -------------   ------------------   -------------   ------------------
  Net increase in net assets resulting from operations        107,338              157,941         129,714               59,380
                                                        -------------   ------------------   -------------   ------------------

Distributions:
  From net realized gain - Class A                                 --               (4,348)             --                   --
  From net realized gain - Class C                                 --               (5,058)             --                   --
  From return of capital - Class A                                 --               (4,003)             --                   --
  From return of capital - Class C                                 --               (4,657)             --                   --
                                                        -------------   ------------------   -------------   ------------------
  Total distributions                                              --              (18,066)             --                   --
                                                        -------------   ------------------   -------------   ------------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                    40,172               71,800          35,875               86,278
  Reinvestment of distributions                                    --                8,040              --                   --
  Amount paid for shares repurchased                           (7,559)             (22,329)         (9,318)             (34,264)
                                                        -------------   ------------------   -------------   ------------------
                                                               32,613               57,511          26,557               52,014
Capital Share Transactions - Class C:
  Proceeds from shares sold                                    31,821               39,600          31,820               41,531
  Reinvestment of distributions                                    --                7,248              --                   --
  Amount paid for shares repurchased                          (34,123)            (172,880)        (21,470)            (109,359)
                                                        -------------   ------------------   -------------   ------------------
                                                               (2,302)            (126,032)         10,350              (67,829)
  Net increase (decrease) in net assets
     resulting from share transactions                         30,311              (68,521)         36,907              (15,814)
                                                        -------------   ------------------   -------------   ------------------
Total Increase in Net Assets                                  137,649               71,354         166,621               43,566
                                                        -------------   ------------------   -------------   ------------------

Net Assets:
  Beginning of year                                         1,302,731            1,231,377         788,029              744,463
                                                        -------------   ------------------   -------------   ------------------

  End of period                                         $   1,440,379   $        1,302,731   $     954,650   $          788,029
                                                        =============   ==================   =============   ==================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                  --                   --              --                   --
                                                        -------------   ------------------   -------------   ------------------

Ashport Mutual Funds
Statements of Changes in Net Assets - continued
UNAUDITED

                                                                     Ashport Global
                                                                   Fixed Income Fund
                                                           --------------------------------

                                                                                Year ended
                                                             Six month         November 30,
Increase (Decrease) in Net Assets                          May 31, 2007           2006
                                                           -------------      -------------
Operations:
  Net investment income                                    $      11,251      $      20,049
  Net realized gain on investment securities                      (1,000)               318
  Change in net unrealized appreciation (depreciation)              (527)             6,486
                                                           -------------      -------------
  Net increase in net assets resulting from operations             9,724             26,853
                                                           -------------      -------------

Distributions:
  From net investment income - Class A                                --             (9,952)
  From net investment income - Class C                                --             (9,277)
                                                           -------------      -------------
  Total distributions                                                 --            (19,229)
                                                           -------------      -------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                        7,834              5,290
  Reinvestment of distributions                                       --              9,952
  Amount paid for shares repurchased                                  --            (48,032)
                                                           -------------      -------------
                                                                   7,834            (32,790)
Capital Share Transactions - Class C:
  Proceeds from shares sold                                           --             39,600
  Reinvestment of distributions                                       --              7,665
  Amount paid for shares repurchased                              (9,831)           (14,189)
                                                           -------------      -------------
                                                                  (9,831)            33,076
  Net increase (decrease) in net assets resulting
     from share transactions                                      (1,997)               286
                                                           -------------      -------------

                                                           -------------      -------------
Total Increase (Decrease) in Net Assets                            7,727              7,910
                                                           -------------      -------------

Net Assets:
  Beginning of year                                              454,945            447,035
                                                           -------------      -------------

  End of year                                              $     462,672      $     454,945
                                                           =============      =============

Accumulated undistributed net
   investment income included
   in net assets at end of period                                     --                820
                                                           -------------      -------------

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         Ashport Large Cap Fund

                                                                                    Class A
                                            ----------------------------------------------------------------------------------------
                                              Six month          Year          Year          Year          Year          Year
                                                period          ended         ended         ended         ended          ended
                                                ended        November 30,   November 30,  November 30,  November 30,   November 30,
                                             May 31, 2007        2006          2005          2004          2003          2002 (a)
                                             ------------    ------------   ------------  ------------  ------------   ------------
Selected Per Share Data
Net asset value, beginning of period           $   9.44        $   8.44      $   8.48      $   9.26      $   7.53      $  10.00
                                               --------        --------      --------      --------      --------      --------
Income from investment operations
     Net investment income (loss) (d)             (0.05)          (0.02)        (0.05)        (0.11)        (0.12)        (0.16)
     Net realized and unrealized gain (loss)       0.82            1.15          0.57          1.04          1.85         (2.31)
                                               --------        --------      --------      --------      --------      --------
Total from investment operations                   0.77            1.13          0.52          0.93          1.73         (2.47)
                                               --------        --------      --------      --------      --------      --------
Less Distributions to Shareholders:
     From net realized gain                          --           (0.07)        (0.56)        (1.71)           --            --
     From return of capital                          --           (0.06)
                                               --------        --------      --------      --------      --------      --------
Total distributions                                  --           (0.13)        (0.56)        (1.71)           --            --
                                               --------        --------      --------      --------      --------      --------

Net asset value, end of period                 $  10.21        $   9.44      $   8.44      $   8.48      $   9.26      $   7.53
                                               ========        ========      ========      ========      ========      ========

Total Return                                       8.16%(b)       13.39%         5.70%         9.81%        22.97%       (24.70)%(b)

Ratios and Supplemental Data
Net assets, end of period                      $698,951        $614,549      $498,777      $350,563      $218,054      $ 34,327
Ratio of expenses to average net assets            2.25%(c)        1.98%         1.99%         2.16%         2.68%         3.92%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                 2.25%(c)        5.07%         6.31%         6.08%        13.88%        87.30%(c)
Ratio of net investment income (loss) to
     average net assets (d)                       (0.95)%(c)      (0.23)%       (0.53)%       (1.33)%       (1.45)%       (2.73)%(c)
Ratio of net investment income (loss) to
     average net assets before waiver &
     reimbursement                                (0.95)%(c)      (3.33)%       (4.86)%       (5.25)%      (12.65)%      (86.11)%(c)
Portfolio turnover rate                              30%             39%          516%          518%          826%          298%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       Ashport Large Cap Fund

                                                                                 Class C
                                               ---------------------------------------------------------------------------
                                                                     Year          Year            Year           Year
                                                Six month           ended         ended           ended          ended
                                                  ended          November 30,   November 30,   November 30,   November 30,
                                               May 31, 2007          2006          2005            2004          2003(a)
                                               ------------      ------------   ------------   ------------   ------------
Selected Per Share Data
Net asset value, beginning of period             $   9.11          $   8.17       $   8.28       $   9.22       $   7.28
                                                 --------          --------       --------       --------       --------
Income from investment operations
     Net investment income (loss) (d)               (0.05)            (0.08)         (0.05)         (0.07)         (0.12)
     Net realized and unrealized gain (loss)         0.79              1.15           0.50           0.84           2.06
                                                 --------          --------       --------       --------       --------
Total from investment operations                     0.74              1.07           0.45           0.77           1.94
                                                 --------          --------       --------       --------       --------
Less Distributions to Shareholders:
     From net realized gain                            --             (0.07)         (0.56)         (1.71)            --
     From return of capital                                                                            --          (0.06)
                                                 --------          --------       --------       --------       --------
Total distributions                                    --             (0.13)         (0.56)         (1.71)            --
                                                 --------          --------       --------       --------       --------

Net asset value, end of period                   $   9.85          $   9.11       $   8.17       $   8.28       $   9.22
                                                 ========          ========       ========       ========       ========

Total Return                                         8.12%(b)         13.10%          4.96%          7.90%         26.65%(b)

Ratios and Supplemental Data
Net assets, end of period                        $741,428          $688,182       $732,600       $739,712       $387,298
Ratio of expenses to average net assets              3.00%(c)          2.73%          2.79%          2.78%          2.64%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                   3.00%(c)          5.96%          7.24%          6.95%         13.66%(c)
Ratio of net investment income (loss) to
     average net assets (d)                         (0.98)%(c)        (0.91)%        (0.55)%        (0.78)%        (1.42)%(c)
Ratio of net investment income (loss) to
     average net assets before waiver &
     reimbursement                                  (0.98)%(c)        (4.14)%        (5.00)%        (4.96)%       (15.08)%(c)
Portfolio turnover rate                                30%               39%           516%           518%           826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        Ashport Small/Mid Cap Fund

                                                                                    Class A
                                            --------------------------------------------------------------------------------------
                                                                 Year          Year          Year          Year          Year
                                             Six month          ended         ended         ended         ended         ended
                                               ended          November 30,  November 30,  November 30,  November 30,  November 30,
                                            May 31, 2007         2006          2005          2004          2003         2002(a)
                                            ------------      ------------  ------------  ------------  ------------  ------------
Selected Per Share Data
Net asset value, beginning of period          $  10.41         $   9.57      $   9.81      $  10.11      $   9.83      $  10.00
                                              --------         --------      --------      --------      --------      --------
Income from investment operations
     Net investment income (loss) (d)            (0.10)           (0.12)        (0.14)        (0.16)        (0.17)        (0.20)
     Net realized and unrealized gain (loss)      1.77             0.96          1.11          0.37          0.45          0.03
                                              --------         --------      --------      --------      --------      --------
Total from investment operations                  1.67             0.84          0.97          0.21          0.28         (0.17)
                                              --------         --------      --------      --------      --------      --------
Less Distributions to Shareholders:
     From net realized gain                         --               --         (1.21)        (0.47)           --            --
     From return of capital                         --               --            --         (0.04)           --            --
                                              --------         --------      --------      --------      --------      --------
Total distributions                                 --               --         (1.21)        (0.51)           --            --
                                              --------         --------      --------      --------      --------      --------

Net asset value, end of period                $  12.08         $  10.41      $   9.57      $   9.81      $  10.11      $   9.83
                                              ========         ========      ========      ========      ========      ========

Total Return                                     16.04%(b)         8.78%         8.70%         2.01%         2.85%        -1.70%(b)

Ratios and Supplemental Data
Net assets, end of period                     $597,552         $489,491      $403,621      $292,195      $219,918      $ 51,088
Ratio of expenses to average net assets           2.35%(c)         2.13%         2.11%         2.25%         2.98%         3.91%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                2.35%(c)         7.28%         9.37%         8.44%        18.74%        70.92%(c)
Ratio of net investment income (loss) to
     average net assets (d)                      (1.82)%(c)       (1.15)%       (1.40)%       (1.69)%       (2.21)%       (3.16)%(c)
Ratio of net investment income (loss) to
     average net assets before waiver &
     reimbursement                              (1.82)%(c)       (6.29)%       (8.66)%       (7.88)%      (17.97)%       (70.17)%(c)
Portfolio turnover rate                             27%             141%          623%          439%          374%            9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        Ashport Small/Mid Cap Fund

                                                                                 Class C
                                               ---------------------------------------------------------------------------
                                                                     Year          Year            Year           Year
                                                Six month           ended         ended           ended          ended
                                                  ended          November 30,   November 30,   November 30,   November 30,
                                               May 31, 2007          2006          2005            2004          2003(a)
                                               ------------      ------------   ------------   ------------   ------------
Selected Per Share Data
Net asset value, beginning of period             $  10.13          $   9.35       $   9.67       $  10.07       $   8.71
                                                 --------          --------       --------       --------       --------
Income from investment operations
     Net investment income (loss) (d)               (0.10)            (0.18)         (0.14)         (0.19)         (0.16)
     Net realized and unrealized gain (loss)         1.73              0.96           1.03           0.30           1.52
                                                 --------          --------       --------       --------       --------
Total from investment operations                     1.63              0.78           0.89           0.11           1.36
                                                 --------          --------       --------       --------       --------
Less Distributions to Shareholders:
     From net realized gain                            --                --          (1.21)         (0.47)            --
     From return of capital                            --                --             --          (0.04)            --
                                                 --------          --------       --------       --------       --------
Total distributions                                    --                --          (1.21)         (0.51)            --
                                                 --------          --------       --------       --------       --------

Net asset value, end of period                   $  11.76          $  10.13       $   9.35       $   9.67       $  10.07
                                                 ========          ========       ========       ========       ========

Total Return                                        16.09%(b)          8.34%          7.97%          1.00%         15.61%(b)

Ratios and Supplemental Data
Net assets, end of period                        $357,098          $298,537       $340,842       $365,107       $240,248
Ratio of expenses to average net assets              3.10%(c)          2.88%          2.89%          2.95%          2.54%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                   3.10%(c)          8.19%         10.31%          9.29%         15.94%(c)
Ratio of net investment income (loss) to
     average net assets (d)                         (1.88)%(c)        (1.86)%        (1.43)%        (2.02)%        (1.88)%(c)
Ratio of net investment income (loss) to
     average net assets before waiver &
     reimbursement                                  (1.88)%(c)        (7.17)%        (8.84)%        (8.35)%       (15.29)%(c)
Portfolio turnover rate                                27%              141%           623%           439%           374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Global Fixed Income Fund

                                                                                    Class A
                                            --------------------------------------------------------------------------------------
                                                                 Year          Year          Year          Year          Year
                                             Six month          ended         ended         ended         ended         ended
                                               ended          November 30,  November 30,  November 30,  November 30,  November 30,
                                            May 31, 2007         2006          2005          2004          2003         2002(a)
                                            ------------      ------------  ------------  ------------  ------------  ------------
Selected Per Share Data
Net asset value, beginning of period          $  10.03         $   9.90      $   9.84      $   9.66      $   9.54      $  10.00
                                              --------         --------      --------      --------      --------      --------
Income from investment operations
     Net investment income (loss) (d)             0.25             0.48          0.38          0.22          0.04          0.21
     Net realized and unrealized gain (loss)     (0.03)            0.18          0.10          0.13          0.08         (0.67)
                                              --------         --------      --------      --------      --------      --------
Total from investment operations                  0.22             0.66          0.48          0.35          0.12         (0.46)
                                              --------         --------      --------      --------      --------      --------
Less Distributions to Shareholders:
     From net investment income                     --            (0.53)        (0.42)        (0.17)           --            --
                                              --------         --------      --------      --------      --------      --------
Total distributions                                 --            (0.53)        (0.42)        (0.17)           --            --
                                              --------         --------      --------      --------      --------      --------

Net asset value, end of period                $  10.25         $  10.03      $   9.90      $   9.84      $   9.66      $   9.54
                                              ========         ========      ========      ========      ========      ========

Total Return                                      2.19%(b)         6.67%         4.70%         3.62%         1.26%        -4.60%(b)

Ratios and Supplemental Data
Net assets, end of period                     $210,186         $197,766      $226,938      $218,129      $166,334      $ 31,788
Ratio of expenses to average net assets           1.60%(c)         1.97%         2.13%         2.17%         3.48%         3.92%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                1.60%(c)        10.65%        12.40%         9.82%        13.92%        75.61%(c)
Ratio of net investment income (loss) to
     average net assets (d)                       4.84%(c)         4.70%         3.75%         2.28%        (1.73)%        2.33%(c)
Ratio of net investment income (loss) to
     average net assets before waiver &
     reimbursement                                4.84%(c)        (3.99)%       (6.52)%       (5.36)%      (12.17)%      (69.36)%(c)
Portfolio turnover rate                              0%               0%            8%           68%          196%          148%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual Funds
Financial Highlights
UNAUDITED
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Global Fixed Income Fund

                                                                                 Class C
                                               ---------------------------------------------------------------------------
                                                                     Year          Year            Year           Year
                                                Six month           ended         ended           ended          ended
                                                  ended          November 30,   November 30,   November 30,   November 30,
                                               May 31, 2007          2006          2005            2004          2003(a)
                                               ------------      ------------   ------------   ------------   ------------
Selected Per Share Data
Net asset value, beginning of period             $   9.96          $   9.73       $   9.74       $   9.60       $   9.65
                                                 --------          --------       --------       --------       --------
Income from investment operations
     Net investment income (loss) (d)                0.25              0.43           0.38           0.17          (0.14)
     Net realized and unrealized gain (loss)        (0.05)             0.17           0.03           0.14           0.09
                                                 --------          --------       --------       --------       --------
Total from investment operations                     0.20              0.60           0.41           0.31          (0.05)
                                                 --------          --------       --------       --------       --------
Less Distributions to Shareholders:
     From net investment income                        --             (0.37)         (0.42)         (0.17)            --
                                                 --------          --------       --------       --------       --------
Total distributions                                    --             (0.37)         (0.42)         (0.17)            --
                                                 --------          --------       --------       --------       --------

Net asset value, end of period                   $  10.16          $   9.96       $   9.73       $   9.74       $   9.60
                                                 ========          ========       ========       ========       ========

Total Return                                         2.01%(b)          6.17%          4.03%          3.23%         -0.52%(b)

Ratios and Supplemental Data
Net assets, end of period                        $252,486          $257,179       $220,097       $253,819       $239,785
Ratio of expenses to average net assets              2.10%(c)          2.47%          2.78%          2.66%          3.48%(c)
Ratio of expenses to average net assets
     before waiver & reimbursement                   2.10%(c)         11.04%         13.18%         10.65%         13.90%(c)
Ratio of net investment income (loss) to
     average net assets (d)                          4.88%(c)          4.32%          3.79%          1.76%         (1.73)%(c)
Ratio of net investment income (loss) to             4.88%
     average net assets before waiver &
     reimbursement                                   4.75%(c)         (4.24)%        (6.60)%        (6.23)%       (12.15)%(c)
Portfolio turnover rate                                 0%                0%             8%            68%           196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                                  May 31, 2007

                                    UNAUDITED

NOTE 1.  ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Adviser under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The Funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute taxable income to its shareholders.

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 3.  RELATED PARTY TRANSACTIONS

StateTrust Capital, LLC (the "Adviser") serves as investment adviser to the Funds. Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the six month period ended May 31, 2007, the Adviser earned a fee of $8,452 from the Large Cap Fund, $5,270 from the Small/Mid Cap Fund, and $1,166 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the expense reimbursement contract.

Effective October 1, 2006, at the approval of the Board of Trustees, the expense cap was eliminated and replaced with an operating agreement (see Administration and Operating Agreement). Simultaneously, the adviser voluntarily forfeited its right to recover expenses waived and or reimbursed in prior periods in accordance with the terminated expense cap agreement.

Administration & Operating Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each Fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the Fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. Effective October 1, 2006, an operating agreement of 0.50% of the average daily net assets of each Fund was approved by the Board of Trustees, which is incorporated into the administration agreement of the Funds resulting in a total fee of 0.75% of the average daily net assets of the Funds for administration and operating expenses. For the six month period ended May 31, 2007, administrative and operating fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $5,083, $3,169, and $1,737, respectively, and were included as administration fees in the accompanying statement of operations. At May 31, 2007, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the Administrator for $892, $575, and $294 respectively.

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, the Large Cap and Small/Mid Cap Funds "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. The Global Fixed Income Fund for "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 0.75% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the six month period ended May 31, 2007, distribution fees by the Distributor amounted to $4,334, $2,226, and $1,219, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At May 31, 2007, distribution fees due to the Distributor amounted to $1,477, $775, and $406, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $760 and $3,535 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $620 and $1,545. Sales charges paid to the Distributor on Class A and Class C shares amounted to $254 and $926 for the Global Fixed Income Fund.

Certain Officers and Trustees of the Trust are also Officers and Directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $550, $475, and $25 for the second quarter ended May 31, 2007 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                               Large Cap        Small/Mid Cap      Global Fixed
                                  Fund               Fund           Income Fund
--------------------------------------------------------------------------------

Purchases                       $474,939           $222,627               $0
Sales                            364,881            221,404           12,558

As of May 31, 2007, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                               Large Cap        Small/Mid Cap      Global Fixed
                                  Fund               Fund           Income Fund
--------------------------------------------------------------------------------

Gross Appreciation              $195,945           $157,272           $19,822
Gross Depreciation               (16,815)           (14,788)           (2,939)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                      179,130            142,484            16,883
--------------------------------------------------------------------------------

The Funds' cost basis in investments at May 31, 2007, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,263,151, $813,590 and $438,408, respectively.

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 5.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the year ended May 31, 2007, were as follows:


--------------------------------------------------------------------------------
                   Large Cap Fund                  2007              2006
                                                  Shares            Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                        4,121             7,667
Shares issued from reinvestments                      -                847
Shares redeemed                                    (784)            (2,545)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                 3,337             5,969
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                        3,332             4,618
Shares issued from reinvestments                      --               790
Shares redeemed                                   (3,611)          (19,596)

--------------------------------------------------------------------------------
Net decrease from capital
share transactions                                  (279)          (14,188)
--------------------------------------------------------------------------------

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 5.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

                   Small/Mid Cap Fund                2007             2006
                                                    Shares           Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                         3,311              8,253
Shares issued from reinvestments                       --                 --
Shares redeemed                                      (855)            (3,416)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                  2,456              4,837
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                         2,883             3,944
Shares issued from reinvestments                       --                --
Shares redeemed                                    (1,991)          (10,905)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                    892            (6,961)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                Global Fixed Income Fund             2007             2006
                                                    Shares           Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                           778               528
Shares issued from reinvestments                       --               950
Shares redeemed                                       (--)           (4,684)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                    778            (3,206)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                            --             3,857
Shares issued from reinvestments                       --               746
Shares redeemed                                      (972)           (1,398)

--------------------------------------------------------------------------------
Net increase(decrease) from capital
share transactions                                   (972)            3,205
--------------------------------------------------------------------------------

                              Ashport Mutual Funds

                        Notes to the Financial Statements

                             May 31, 2007- Continued

                                    UNAUDITED

NOTE 6.  CAPITAL LOSS CARRYFORWARDS

Global Fixed Income Fund & Small/Mid Cap Fund

At November 30, 2006, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $91, which expires in 2010. At November 30, 2006, the Small/Mid Cap Fund had available for federal tax purposes an unused capital loss carryforward of $3,649, which expires in 2014.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Pershing, LLC held 100% of the Large Cap Fund, 100% of the Small/Mid Cap Fund, and 100% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 8: ACCOUNTING FOR UNCERTAIN INCOME TAXES

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how certain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the financial statements.

NOTE 9: SUBSEQUENT EVENT

On June 1, 2007, Huntington Bank, 41 South High Street, Columbus, Ohio 43215, will serve as the custodian for the Ashport Mutual Funds. The custodian acts as the depository of the Funds' investments, safekeeps their portfolio securities, collects all income and other payment with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

Trustees of Your Fund: UNADUITED

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

-----------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age  Position(s)       Term of         Principal Occupation(s) During Past 5     Number of      Other
                       Held with Funds   Office and      Years                                     Portfolios     Trusteeships
                                         Length of                                                 in Fund        held  by Trustee
                                         Time Served                                               Complex
                                                                                                   Overseen by
                                                                                                   Trustee
-----------------------------------------------------------------------------------------------------------------------------------
David Vugait, 41       Trustee and       2001            Director and adviser of the Adviser,      3              None
                       President                         President of the Distributor and
                                                         primary portfolio manager for the
                                                         Funds.  Prior to founding The
                                                         StateTrust Group in 1999, Mr. Vurgait
                                                         served as Vice President of the
                                                         Corporate Finance area of Andino
                                                         Capital Markets, Inc. (ACM ) from 1996
                                                         through 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Cimbal,     Trustee and       2001            Chief operating officer of the Adviser    3              None
CPA, 47                Chief Financial                   and Chief Compliance Officer for the
                       Officer                           Distributor.  Prior to joining the
                                                         Investment Manager in 2000, Mr. Cimbal
                                                         served as Vice President and CFO for
                                                         CecWest Securities, Inc. and NASD
                                                         registered brokerage firm from 1986
                                                         through 2000.
-----------------------------------------------------------------------------------------------------------------------------------
W. Brian Barrett,      Trustee           2001            Chartered Financial Analyst.  Associate   3              None
CFA+, 50                                                 Professor of Finance with the
                                                         University of Miami.
-----------------------------------------------------------------------------------------------------------------------------------
Jaime Maya+, 49        Trustee           2001            Mr. Maya has served as a Certified        3              None
                                                         Public Accountant since 1984.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony T. Golden+,    Trustee           2004            An attorney with Shutts & Bowen Trust &   3              None
41                                                       Estate Practice Group.  Mr. Golden's
                                                         practice concentrates in the areas of
                                                         complex taxation, estate planning and
                                                         estate administration.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy R. Burch+, 40  Trustee           2004            Associate Professor of Finance with the   3              None
                                                         University of Miami
-----------------------------------------------------------------------------------------------------------------------------------
David Jones, Esq., 49  Chief             2004            Managing Member with Drake Compliance     N/A            N/A
                       Compliance                        LLC.
                       Officer and
                       Secretary                         Principal AttorneyDavid Jones & Assoc.,
                                         1998            PC
-----------------------------------------------------------------------------------------------------------------------------------

+Independent Trustees.

Proxy Voting- Unaudited

The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.

A description of the Funds' proxy voting policies, procedures, and how each Fund voted relating to portfolio securities is available without charge, upon request, (i) by calling the Funds at 888-282-2290; (ii) by writing to The Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131; and
(iii) by visiting the Securities and Exchange Commission website at www.sec.gov.

Item 2. Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $29,500 for the fiscal year ended November 30, 2006 and $28,800 for the fiscal year ended November 30, 2005.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $615 for the fiscal year ended November 30, 2006 and $3,126 for the fiscal year ended November 30, 2005. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2006 and November 30, 2005, aggregate fees of $2,850 and $4,626, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2006 and November 30, 2005, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds

By (Signature and Title)*

                                    /s/ Jeffrey Cimbal
                                    --------------------------------------------
                                    Jeffrey Cimbal, Chief Financial Officer

Date:  July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

                                    /s/ David Vurgait
                                    --------------------------------------------
                                    David Vurgait, President

Date:  July 27, 2007